Inflation Protection Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Corporate Bonds (7.0%)	Shares/ Par +	Value $ (000’s)
Communications (0.1%)
Amazon.com, Inc. 4.600%, 12/1/25	570,000	575

Total		575

Consumer, Cyclical (0.8%)
Honda Motor Co., Ltd. 2.271%, 3/10/25	1,550,000	1,481
Toyota Motor Credit Corp. 2.500%, 3/22/24	2,218,000	2,164

Total		3,645

Consumer, Non-cyclical (1.0%)
AbbVie, Inc. 2.950%, 11/21/26	800,000	761
Roche Holdings, Inc. 2.314%, 3/10/27 144A	1,270,000	1,183
Thermo Fisher Scientific, Inc. 1.215%, 10/18/24	2,570,000	2,439

Total		4,383

Energy (0.6%)
Exxon Mobil Corp. 2.709%, 3/6/25	2,560,000	2,485

Total		2,485

Financial (3.9%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.650%, 10/29/24	150,000	140
6.500%, 7/15/25	658,000	663
Bank of America Corp.
2.884%, (ICE LIBOR USD 3 Month plus 1.190%), 10/22/30	512,000	445
3.458%, (ICE LIBOR USD 3 Month plus 0.970%), 3/15/25	2,210,000	2,163
BOC Aviation USA Corp. 1.625%, 4/29/24 144A	696,000	668
Citigroup, Inc.
3.520%, (ICE LIBOR USD 3 Month plus 1.413%), 10/27/28	289,000	270
4.044%, (ICE LIBOR USD 3 Month plus 1.023%), 6/1/24	1,740,000	1,734
Discover Bank
4.682%, (USD 5 Year Swap Rate plus 1.730%), 8/9/28	1,705,000	1,561
DNB Bank ASA
2.968%, (US SOFR Index plus 0.810%), 3/28/25 144A	1,010,000	986
The Goldman Sachs Group, Inc.
1.431%, (US SOFR plus 0.798%), 3/9/27	355,000	318
1.757%, (US SOFR plus 0.730%), 1/24/25	1,139,000	1,102
3.814%, (ICE LIBOR USD 3 Month plus 1.158%), 4/23/29	119,000	112
HSBC Holdings PLC
0.732%, (US SOFR plus 0.534%), 8/17/24	670,000	656

Corporate Bonds (7.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
1.162%, (US SOFR plus 0.580%), 11/22/24	1,253,000	1,216
JPMorgan Chase & Co.
1.561%, (US SOFR plus 0.605%), 12/10/25	552,000	518
1.578%, (US SOFR plus 0.885%), 4/22/27	360,000	323
2.069%, (US SOFR plus 1.015%), 6/1/29	1,094,000	949
2.522%, (US SOFR plus 2.040%), 4/22/31	683,000	584
2.947%, (US SOFR plus 1.170%), 2/24/28	241,000	223
5.546%, (US SOFR plus 1.070%), 12/15/25	918,000	924
Morgan Stanley 0.790%, (US SOFR plus 0.525%), 5/30/25	490,000	464
UBS Group AG
1.494%, (US Treasury Yield Curve Rate UBS Group AG 1.494%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.850%), 8/10/27 144A	901,000	776
Wells Fargo & Co. 4.540%, (US SOFR plus 1.560%), 8/15/26	280,000	275

Total		17,070

Industrial (0.5%)
Caterpillar Financial Services Corp. 3.650%, 8/12/25	1,970,000	1,934
DAE Funding LLC 1.550%, 8/1/24 144A	116,000	109

Total		2,043

Utilities (0.1%)
Sempra Energy 3.300%, 4/1/25	507,000	491

Total		491

Total Corporate Bonds (Cost: $31,556)		30,692

Governments (62.3%)
Governments (62.3%)
Federal Home Loan Mortgage Corp. 6.250%, 7/15/32	14,850,000	17,702
Federal National Mortgage Association 6.625%, 11/15/30	13,650,000	16,172
Tennessee Valley Authority 3.875%, 3/15/28	1,750,000	1,751
US Treasury Inflation Index Bond
0.125%, 1/15/30	18,658,125	17,387
0.125%, 7/15/30	14,202,746	13,214
0.125%, 1/15/31	14,476,896	13,379
0.125%, 7/15/31	6,137,615	5,652
0.125%, 1/15/32	12,408,155	11,333
0.125%, 2/15/51	8,903,278	6,160
0.125%, 2/15/52	107,443	75
0.125%, 4/15/26	4,447,911	4,268
0.125%, 7/15/26	5,677,399	5,468
0.125%, 10/15/26 ß	10,945,500	10,509
0.250%, 2/15/50	6,421,747	4,654
0.250%, 7/15/29	3,180,442	3,013
0.375%, 1/15/27	12,877,072	12,410

Inflation Protection Portfolio

Governments (62.3%)	Shares/ Par +	Value $ (000’s)
Governments continued
0.375%, 7/15/27	10,087,193	9,744
0.500%, 1/15/28	9,094,125	8,776
0.625%, 7/15/32	9,419,102	8,996
0.625%, 2/15/43	8,651,052	7,300
0.625%, 1/15/26	14,035,063	13,721
0.750%, 2/15/42	10,317,852	9,006
0.750%, 2/15/45	17,299,307	14,725
0.750%, 7/15/28	1,787,295	1,752
0.875%, 2/15/47	5,575,635	4,824
0.875%, 1/15/29	10,660,680	10,473
1.000%, 2/15/46	3,723,756	3,328
1.000%, 2/15/48	1,394,824	1,241
1.000%, 2/15/49	2,910,881	2,587
1.125%, 1/15/33	3,715,133	3,705
1.375%, 2/15/44	9,856,051	9,542
1.750%, 1/15/28	1,563,310	1,599
2.000%, 1/15/26	3,692,003	3,745
2.125%, 2/15/41	3,511,420	3,875
2.375%, 1/15/27	852,794	884
2.500%, 1/15/29	996,052	1,066
3.625%, 4/15/28	2,773,830	3,096
3.875%, 4/15/29	3,638,760	4,192

Total		271,324

Total Governments (Cost: $302,567)		271,324

Municipal Bonds (0.2%)
Municipal Bonds (0.2%)
Golden State Tobacco Securitization Corp. 2.746%, 6/1/34 RB	740,000	617
Santa Clara Valley Transportation Authority 5.876%, 4/1/32 RB	50,000	53

Total Municipal Bonds (Cost: $801)		670

Structured Products (26.9%)
Asset Backed Securities (7.2%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B 2.482%, 8/15/46 144A	2,350,000	2,032
Ares XXXIX CLO, Ltd., Series 2016-39A, Class BR2
6.395%, (ICE LIBOR USD 3 Month plus 1.600%), 4/18/31 144A	2,000,000	1,923
Bean Creek CLO, Ltd., Series 2018-1A, Class AR
5.828%, (ICE LIBOR USD 3 Month plus 1.020%), 4/20/31 144A	1,500,000	1,476
Blackbird Capital Aircraft, Series 2021-1A, Class A 2.443%, 7/15/46 144A	826,664	716
BRE Grand Islander Timeshare Issuer, Series 2017-1A, Class A 2.940%, 5/25/29 144A	102,115	99
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2 4.940%, 1/25/52 144A CAD ∞	1,950,000	1,334

Structured Products (26.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Dryden Senior Loan Fund, Series 2016-43A, Class B2R2 3.093%, 4/20/34 144A	2,000,000	1,634
FirstKey Homes Trust, Series 2020-SFR2, Class D 1.968%, 10/19/37 144A	1,000,000	898
Goldentree Loan Opportunities X, Ltd., Series 2015-10A, Class AR
5.928%, (ICE LIBOR USD 3 Month plus 1.120%), 7/20/31 144A	1,125,000	1,114
Goodgreen Trust, Series 2020-1A, Class A 2.630%, 4/15/55 144A	617,849	527
Goodgreen Trust, Series 2021-1A, Class A 2.660%, 10/20/56 144A	431,107	364
Greenwood Park CLO, Ltd., Series 2018-1A, Class A1 5.822%, (ICE LIBOR USD 3 Month plus 1.030%), 4/15/31 144A	1,500,000	1,477
Hilton Grand Vacations Trust, Series 2017-AA, Class A 2.660%, 12/26/28 144A	315,521	312
Hilton Grand Vacations Trust, Series 2019-AA, Class B 2.540%, 7/25/33 144A	585,572	550
J.G. Wentworth XLI LLC, Series 2018-1A, Class B 4.700%, 10/15/74 144A	380,220	331
KKR Financial CLO, Ltd., Series 2018-22A, Class A 5.393%, (ICE LIBOR USD 3 Month plus 1.150%), 7/20/31 144A	1,500,000	1,473
KKR Financial CLO, Ltd., Series 2022-1A, Class B 7.239%, (US SOFR 3 Month plus 2.600%), 7/20/31 144A	1,400,000	1,392
Magnetite CLO, Ltd., Series 2021-29A, Class B 6.192%, (ICE LIBOR USD 3 Month plus 1.400%), 1/15/34 144A	1,650,000	1,589
Palmer Square CLO, Ltd., Series 2018-1A, Class A1R2 5.922%, (ICE LIBOR USD 3 Month plus 1.130%), 1/17/31 144A	1,750,000	1,736
Progress Residential Trust, Series 2021-SFR1, Class D 1.805%, 4/17/38 144A	1,000,000	868
Progress Residential Trust, Series 2021-SFR2, Class C 1.997%, 4/19/38 144A	4,000,000	3,534
Progress Residential Trust, Series 2021-SFR8, Class E1 2.382%, 10/17/38 144A	550,000	466
Rockford Tower CLO, Ltd., Series 2020-1A, Class B
6.608%, (ICE LIBOR USD 3 Month plus 1.800%), 1/20/32 144A	1,350,000	1,311
ServiceMaster Brands, Series 2020-1, Class A2I 2.841%, 1/30/51 144A	1,225,000	1,028

Inflation Protection Portfolio

Structured Products (26.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Sierra Receivables Funding Co. LLC, Series 2019-3A, Class B 2.750%, 7/15/38 144A	708,297	671
Sierra Receivables Funding Co. LLC, Series 2021-A1, Class B 1.340%, 11/20/37 144A	1,277,361	1,181
Wellfleet CLO, Ltd., Series 2022-1A, Class B2 4.775%, 4/15/34 144A	1,250,000	1,143

Total		31,179

Mortgage Securities (19.7%)
Agate Bay Mortgage Trust, Series 2015-7, Class A3 3.500%, (AFC), 10/25/45 144A	165,893	150
Agate Bay Mortgage Trust, Series 2016-1, Class A3 3.500%, (AFC), 12/25/45 144A	94,994	88
Angel Oak Mortgage Trust, Series 2019-4, Class A 3.301%, (AFC), 7/26/49 144A	9,288	9
Angel Oak Mortgage Trust, Series 2019-6, Class A3 2.927%, (AFC), 11/25/59 144A	222,982	214
Arroyo Mortgage Trust, Series 2021-1R, Class A2 1.483%, (CSTR, AFC), 10/25/48 144A	341,406	279
Arroyo Mortgage Trust, Series 2021-1R, Class A3 1.637%, (CSTR, AFC), 10/25/48 144A	262,620	214
BDS, Ltd., Series 2020-FL6, Class C
6.924%, (US 30 Day Average SOFR plus 2.365%), 9/15/35 144A	752,651	749
Bellemeade Re, Ltd., Series 2019-3A, Class M1C
6.795%, (ICE LIBOR USD 1 Month plus 1.950%), 7/25/29 144A	1,856,871	1,850
Bellemeade Re, Ltd., Series 2021-2A, Class M1C
6.410%, (US 30 Day Average SOFR plus 1.850%), 6/25/31 144A	2,108,000	2,036
Bellemeade Re, Ltd., Series 2021-3A, Class M1A
5.560%, (US 30 Day Average SOFR plus 1.000%), 9/25/31 144A	1,145,419	1,136
BX Commercial Mortgage Trust, Series 2021- VOLT, Class E
6.684%, (ICE LIBOR USD 1 Month plus 2.000%), 9/15/36 144A	1,200,000	1,119
BX Commercial Mortgage Trust, Series 2021- VOLT, Class F
7.084%, (ICE LIBOR USD 1 Month plus 2.400%), 9/15/36 144A	1,400,000	1,288
BXMT, Ltd., Series 2020-FL2, Class B
6.258%, (US 30 Day Average SOFR plus 1.515%), 2/15/38 144A	1,600,000	1,513
CHNGE Mortgage Trust, Series 2022-3, Class A1 5.000%, (AFC), 5/25/67 144A	582,715	566

Structured Products (26.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1
6.660%, (US 30 Day Average SOFR plus 2.100%), 3/25/42 144A	612,659	611
Credit Suisse Mortgage Trust, Series 2015- WIN1, Class A10 3.500%, (AFC), 12/25/44 144A	47,318	43
Credit Suisse Mortgage Trust, Series 2019- ICE4, Class B
5.914%, (ICE LIBOR USD 1 Month plus 1.230%), 5/15/36 144A	872,829	858
Credit Suisse Mortgage Trust, Series 2019- ICE4, Class D
6.284%, (ICE LIBOR USD 1 Month plus 1.600%), 5/15/36 144A	2,149,652	2,101
Credit Suisse Mortgage Trust, Series 2021- NQM2, Class A3 1.538%, (AFC), 2/25/66 144A	292,417	243
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3 2.856%, 5/25/65 144A	1,474,000	1,415
Extended Stay America Trust, Series 2021- ESH, Class E
7.535%, (ICE LIBOR USD 1 Month plus 2.850%), 7/15/38 144A	1,679,051	1,586
Federal Home Loan Mortgage Corp.
2.500%, 10/1/51	2,181,020	1,882
3.500%, 8/1/52	2,053,318	1,908
4.500%, 10/1/52	1,947,299	1,908
Federal National Mortgage Association
2.500%, 1/1/52	8,349,998	7,229
4.000%, 9/1/52	10,209,094	9,768
5.500%, 1/1/53	4,229,576	4,272
Federal National Mortgage Association, Series 2018-C03, Class 1EB2
7.445%, (ICE LIBOR USD 1 Month plus 2.600%), 5/25/24	236,634	238
Government National Mortgage Association
4.000%, 2/20/53	26,454,737	25,466
5.500%, 12/20/52	1,889,383	1,912
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A 4.128%, 7/5/31 144A	2,020,000	1,818
JP Morgan Mortgage Trust, Series 2014-5, Class A1 2.780%, (AFC), 10/25/29 144A	310,340	292
JP Morgan Mortgage Trust, Series 2016-1, Class A7 3.500%, 5/25/46 144A	601,032	542
JP Morgan Mortgage Trust, Series 2017-1, Class A2 3.448%, (AFC), 1/25/47 144A	290,723	265
Sequoia Mortgage Trust, Series 2017-7, Class A7 3.500%, (AFC), 10/25/47 144A	1,064,839	966
Sequoia Mortgage Trust, Series 2019-4, Class A7 3.500%, (AFC), 11/25/49 144A	2,289,762	2,039
SG Residential Mortgage Trust, Series 2021-1, Class A3 1.560%, (AFC), 7/25/61 144A	806,340	639

Inflation Protection Portfolio

Structured Products (26.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Shelter Growth CRE Issuer, Ltd., Series 2022- FL4, Class A
7.052%, (US SOFR 1 Month plus 2.296%), 6/19/37 144A	1,272,000	1,262
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E 3.000%, (AFC), 4/25/60 144A	2,503,000	2,202
Starwood Mortgage Residential Trust, Series 2021-1, Class A1 1.219%, (AFC), 5/25/65 144A	857,581	738
Verus Securitization Trust, Series 2020-1, Class A3 2.724%, (AFC), 1/25/60 144A Σ	866,232	816
Verus Securitization Trust, Series 2021-1, Class A3 1.155%, (AFC), 1/25/66 144A	756,976	617
Verus Securitization Trust, Series 2021-5, Class A3 1.373%, (AFC), 9/25/66 144A	921,411	722
Vista Point Securitization Trust, Series 2020-2, Class A3 2.496%, (AFC), 4/25/65 144A	339,615	299

Total		85,868

Total Structured Products (Cost: $123,093)		117,047

Short-Term Investments (1.9%)	Shares/ Par +	Value $ (000’s)
Financial (0.3%)
HSBC Holdings PLC 3.600%, 5/25/23	1,280,000	1,273

Total		1,273

Governments (1.6%)
Federal Home Loan Bank 0.000%, 4/3/23	7,200,000	7,200

Total		7,200

Total Short-Term Investments (Cost: $8,475)		8,473

Total Investments (98.3%) (Cost: $466,492)@		428,206

Other Assets, Less Liabilities (1.7%)		7,496

Net Assets (100.0%)		435,702

Exchange Traded or Centrally Cleared Derivatives

Total Return Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
CPURNSA	1.777%	6/24	11,000	USD	$–	$1,329	$1,329	$12
CPURNSA	1.715%	6/24	7,400	USD	–	909	909	10
CPURNSA	1.860%	7/24	7,500	USD	–	860	860	5
CPURNSA	1.858%	8/24	12,700	USD	–	1,458	1,458	8
CPURNSA	2.073%	8/27	3,500	USD	–	444	444	2
CPURNSA	2.145%	11/27	5,000	USD	(1)	595	594	8
CPURNSA	1.800%	10/29	3,700	USD	–	581	581	7
CPURNSA	1.884%	11/29	2,000	USD	–	300	300	3
CPURNSA	2.900%	10/23	9,350	USD	–	54	54	(2)
CPURNSA	2.695%	8/26	10,000	USD	–	604	604	8
CPURNSA	2.415%	2/28	2,500	USD	1	25	26	2
CPURNSA	2.438%	2/30	9,500	USD	1	120	121	5
CPURNSA	2.498%	9/31	7,000	USD	–	517	517	10
CPURNSA	2.619%	3/33	5,500	USD	1	5	6	2
CPURNSA	2.243%	1/26	6,000	USD	–	641	641	3
CPURNSA	1.078%	6/25	3,000	USD	–	487	487	4
CPURNSA	1.291%	5/30	2,000	USD	–	415	415	6
CPURNSA	1.629%	6/30	2,000	USD	–	377	377	5

					$2	$9,721	$9,723	$98

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$100	$–	$100	$(2)	$–	$(2)	$–

Inflation Protection Portfolio

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services, Inc.	CAD	1,758	1,303	6/15/2023	$—	$(19)	$(19)
						$—	$(19)	$(19)

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
CPURNSA	Bank of America NA	2.528%	8/24	2,750	$72	$72
CPURNSA	Bank of America NA	2.140%	7/25	2,900	296	296
CPURNSA	Bank of America NA	1.790%	8/25	1,500	203	203
CPURNSA	Bank of America NA	2.240%	4/27	3,500	353	353
CPURNSA	Bank of America NA	2.218%	4/27	2,000	207	207
CPURNSA	Bank of America NA	2.235%	4/27	2,000	204	204
CPURNSA	Bank of America NA	2.235%	5/27	5,000	512	512
CPURNSA	Barclays Bank PLC	2.589%	7/24	1,400	27	27
CPURNSA	Barclays Bank PLC	2.385%	9/24	4,000	176	176
CPURNSA	Barclays Bank PLC	2.363%	9/24	3,500	165	165
CPURNSA	Barclays Bank PLC	2.310%	9/24	1,400	75	75
CPURNSA	Barclays Bank PLC	2.895%	12/27	1,700	(211)	(211)
CPURNSA	Barclays Bank PLC	2.784%	7/44	1,400	(116)	(116)
CPURNSA	Goldman Sachs International	1.870%	5/26	8,500	1,243	1,243
CPURNSA	Goldman Sachs International	1.920%	5/26	7,000	988	988
CPURNSA	Goldman Sachs International	1.770%	6/26	6,000	936	936
CPURNSA	Goldman Sachs International	2.245%	11/26	3,000	314	314
CPURNSA	Goldman Sachs International	2.280%	11/26	3,000	303	303
CPURNSA	Goldman Sachs International	2.280%	11/26	4,000	403	403
					$6,150	$6,150

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	—	$6,477	$6,477	$(19)	—	$(327)	$(346)

+	All par is stated in U.S. Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023 the value of these securities (in thousands) was $66,186 representing 15.2% of the net assets.

ß	Part or all of the security has been pledged as collateral.
∞	Foreign Bond — par value is foreign denominated.
Σ	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $466,494 and the net unrealized depreciation of investments based on that cost was $22,434 which is comprised of $16,545 aggregate gross unrealized appreciation and $38,979 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Inflation Protection Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$670	$—
Corporate Bonds	—	30,692	—
Governments	—	271,324	—
Structured Products	—	117,047	—
Short-Term Investments	—	8,473	—
Other Financial Instruments^
Total Return Swaps	—	16,200	—
Total Assets:	$—	$444,406	$—
Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(19)	—
Total Return Swaps	—	(327)	—
Total Liabilities:	$—	$(346)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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